SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2024 SGD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)
Accounting Policies [Abstract]
Advertising expense			$ 4,000.000
Government subsidies	100,000	30,000.00	200,000
Interest and penalties	0	0	0
Unrecognized uncertain tax positions	0	0	0
Retirement plan costs	$ 100,000	$ 100,000	$ 100,000
Number of reportable business segment | Segment	1	1	1
Deposit assets					$ 74,360	$ 100,000
Bank and cash balance	$ 3,007,000	$ 350,000		$ 3,000,000.0
Bank and cash balance subject to credit risk	$ 2,900,000